Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 29, 2023	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Convertible Notes (Details) [Line Items]
Proceeds from convertible debt	$ 10,000		$ 6,215
(in Shares)			5,579,266
Stock converted, reverse recapitalization (in Shares)	2,278,598		2,278,598
Interest expense			$ 745	$ 2,306
Legacy NKGen Common Stock [Member]
Convertible Notes (Details) [Line Items]
(in Shares)			5,579,266
2023 Related Party Convertible Notes [Member]
Convertible Notes (Details) [Line Items]
Borrowing term			3 years
2019 Convertible Notes [Member]
Convertible Notes (Details) [Line Items]
Proceeds from convertible debt		$ 300			$ 10,800
2019 Convertible Notes [Member] | Convertible Debt [Member]
Convertible Notes (Details) [Line Items]
Interest rate		1.70%			1.70%
2023 Convertible Notes [Member]
Convertible Notes (Details) [Line Items]
Proceeds from convertible debt		$ 6,100
2023 Related Party Convertible Notes [Member]
Convertible Notes (Details) [Line Items]
Proceeds from convertible debt		$ 100
2023 Related Party Convertible Notes [Member] | Convertible Debt [Member]
Convertible Notes (Details) [Line Items]
Interest rate		4.60%			4.60%
Senior Convertible Notes [Member] | Convertible Debt [Member]
Convertible Notes (Details) [Line Items]
Proceeds from convertible debt			$ 10,000
Interest rate			5.00%
Borrowing term			4 years
Paid in kind interest rate			8
Conversion price (in Dollars per share)			$ 10
Exercise term			2 years 6 months
Minimum holding period post exercise			6 years
Interest expense			$ 200